Other Comprehensive Income (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Accumulated other comprehensive loss components
Net-of tax amount	$ (1,288)	$ (1,283)
Unrealized loss on available-for-sale securities
Accumulated other comprehensive loss components
Before tax	(836)	(1,278)
Tax effect	318	434
Net-of tax amount	(518)	(844)
Unrealized loss on cash flow hedges
Accumulated other comprehensive loss components
Before tax	(1,242)	(664)
Tax effect	472	225
Net-of tax amount	$ (770)	$ (439)